Stockholders’ Deficit - Schedule of Compensation Expense Related Restricted Stock Awards (Details) - Restricted Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	$ 772,000	$ 208,000	$ 1,588,000	$ (152,000)
Director [Member] | October 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	326,000		623,000
Director [Member] | February 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	14,000	43,000	109,000	190,000
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				(1,910,000)
Employees [Member] | January 15, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	248,000
Employees [Member] | December 17, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	31,000		5,000
Employees [Member] | September 30, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	136,000		454,000
Employees [Member] | June 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	$ 17,000	$ 165,000	$ 397,000	$ 530,000